Property, Plant and Equipment, Intangible Assets and Goodwill - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	R$ 861,595
IFRS Sixteen [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	1,377,325
IFRS Sixteen [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to right-of-use assets	515,730
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank loan guarantee	R$ 745,203	R$ 745,203